Fair Value Measurements (Details) - Schedule of financial assets - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair value through profit (loss) [Member]
Fair Value Measurements (Details) - Schedule of financial assets [Line Items]
Trade receivable		$ 395,585
Other receivables	50,939,090	35,572,982
Other financial assets	330	59,801
Total	50,939,420	36,028,368
Fair value through other comprehensive income [Member]
Fair Value Measurements (Details) - Schedule of financial assets [Line Items]
Trade receivable
Other receivables
Other financial assets
Total
Amortized Cost [Member]
Fair Value Measurements (Details) - Schedule of financial assets [Line Items]
Trade receivable
Other receivables
Other financial assets
Total